Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 245,983	$ 268,695	$ 227,609
Deposits	660,600	$ 653,710	568,143
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	3,562		2,156
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	17,467		15,829
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 50		$ 22